Tax Liabilities	12 Months Ended
Dec. 31, 2024
Income Taxes [Line Items]
Tax Liabilities
23.
Tax Liabilities

Tax liabilities include the following:

	2024	2023
Income tax payable	19,682	20,280
Other tax liabilities	1,833	520
Income tax perception	843	159
Digital services withholding VAT	990	341
Other Taxes	—	20
Total	21,515	20,800